INTANGIBLE ASSETS - Schedule of Intangible Assets by Operating Segment (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 36,072	$ 38,994	$ 38,411
Private Equity [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets	18,907	21,217
Infrastructure
Disclosure of detailed information about intangible assets [line items]
Intangible assets	15,682	15,845
Asset management
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 1,483	$ 1,932